Third Quarter Report
January 31, 2023 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 87.7%
Issuer	Shares	Value ($)
Communication Services 5.2%
Diversified Telecommunication Services 1.8%
AT&T, Inc.(a),(b)	75,220	1,532,232
Deutsche Telekom AG, Registered Shares	44,596	993,545
Liberty Global PLC, Class A(a),(b),(c)	11,577	251,105
Lumen Technologies, Inc.(a),(b)	107,289	563,267
Verizon Communications, Inc.(a),(b)	36,567	1,520,090
Total		4,860,239
Entertainment 0.9%
Activision Blizzard, Inc.	11,056	846,558
Live Nation Entertainment, Inc.(a),(b),(c)	4,625	372,266
Netflix, Inc.(a),(b),(c)	1,060	375,092
Take-Two Interactive Software, Inc.(c)	3,517	398,230
Walt Disney Co. (The)(a),(b),(c)	1,992	216,112
Total		2,208,258
Interactive Media & Services 0.2%
Alphabet, Inc., Class A(a),(b),(c)	5,978	590,866
Media 1.7%
AMC Networks, Inc., Class A(a),(b),(c)	20,242	374,680
Charter Communications, Inc., Class A(a),(b),(c)	665	255,566
DISH Network Corp., Class A(a),(b),(c)	35,511	511,003
Future PLC	28,638	533,262
Interpublic Group of Companies, Inc. (The)(a),(b)	8,502	309,983
Nexstar Media Group, Inc., Class A	9,143	1,872,212
Paramount Global, Class B(a),(b)	4,702	108,898
TEGNA, Inc.	30,104	599,973
Total		4,565,577
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(c)	2,914	435,089
Vodafone Group PLC	933,878	1,077,522
Total		1,512,611
Total Communication Services		13,737,551
Consumer Discretionary 9.3%
Auto Components 0.0%
Holley, Inc.(a),(b),(c)	38,808	128,454
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 2.9%
Harley-Davidson, Inc.(a),(b)	6,359	292,705
Mazda Motor Corp.	107,300	854,107
Mitsubishi Motors Corp.(c)	4,500	17,338
NIO, Inc., ADR(c)	254,940	3,077,126
Tesla, Inc.(c)	19,807	3,430,968
Total		7,672,244
Distributors 0.1%
LKQ Corp.(a),(b)	6,221	366,790
Diversified Consumer Services 0.5%
frontdoor, Inc.(c)	10,877	295,637
H&R Block, Inc.	7,303	284,671
Stride, Inc.(a),(b),(c)	15,724	675,031
Total		1,255,339
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.(c)	401	976,074
Entain PLC	34,092	628,680
Expedia Group, Inc.(a),(b),(c)	2,503	286,093
Flutter Entertainment PLC(c)	5,069	786,486
Genting Singapore Ltd.	653,500	494,934
International Game Technology PLC	19,124	505,830
Las Vegas Sands Corp.(c)	4,932	290,988
Marriott International, Inc., Class A	4,276	744,794
Restaurant Brands International, Inc.	9,657	646,343
Royal Caribbean Cruises Ltd.(c)	4,535	294,503
Wyndham Hotels & Resorts, Inc.	7,062	547,375
Wynn Macau Ltd.(c)	404,800	463,307
Yum China Holdings, Inc.	1,965	121,064
Total		6,786,471
Household Durables 0.9%
Garmin Ltd.	2,692	266,185
Mohawk Industries, Inc.(c)	2,756	330,885
Newell Brands, Inc.(a),(b)	59,800	954,408
Sekisui Chemical Co., Ltd.	14,200	198,918
2	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tempur Sealy International, Inc.(a),(b)	13,435	547,476
Whirlpool Corp.(b)	1,491	231,985
Total		2,529,857
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd., ADR(c)	1,596	175,879
JD.com, Inc., ADR	3,875	230,679
Total		406,558
Leisure Products 0.2%
Hasbro, Inc.	3,047	180,291
Topgolf Callaway Brands Corp.(a),(b),(c)	18,872	462,175
Total		642,466
Multiline Retail 0.3%
Dollar General Corp.	3,460	808,256
Specialty Retail 1.4%
Advance Auto Parts, Inc.(a),(b)	1,486	226,288
AutoNation, Inc.(c)	930	117,850
AutoZone, Inc.(a),(b),(c)	675	1,646,224
O’Reilly Automotive, Inc.(c)	533	422,323
Ross Stores, Inc.	6,176	729,941
TJX Companies, Inc. (The)	6,499	532,008
Total		3,674,634
Textiles, Apparel & Luxury Goods 0.2%
Carter’s, Inc.	2,264	188,750
NIKE, Inc., Class B	2,128	270,958
Total		459,708
Total Consumer Discretionary		24,730,777
Consumer Staples 5.4%
Beverages 0.9%
Coca-Cola Europacific Partners PLC(a),(b)	20,798	1,169,264
Keurig Dr. Pepper, Inc.(a),(b)	34,077	1,202,236
Total		2,371,500
Food & Staples Retailing 1.6%
Albertsons Companies, Inc., Class A	23,273	493,388
Empire Co., Ltd., Class A	25,400	730,950
George Weston Ltd.	1,500	192,969
Kroger Co. (The)(a),(b)	9,873	440,632
Tesco PLC	82,382	250,390
U.S. Foods Holding Corp.(a),(b),(c)	15,106	575,992
Common Stocks (continued)
Issuer	Shares	Value ($)
United Natural Foods, Inc.(a),(b),(c)	9,870	410,789
Walgreens Boots Alliance, Inc.(a),(b)	7,400	272,764
Walmart, Inc.	5,194	747,261
Total		4,115,135
Food Products 2.0%
Archer-Daniels-Midland Co.(a),(b)	12,568	1,041,259
Bunge Ltd.(a),(b)	769	76,208
Cal-Maine Foods, Inc.(a),(b)	8,974	513,492
Darling Ingredients, Inc.(a),(b),(c)	2,592	171,824
Golden Agri-Resources Ltd.	637,900	121,520
Hershey Co. (The)(a),(b)	5,587	1,254,840
Kraft Heinz Co. (The)(a),(b)	18,172	736,511
Tyson Foods, Inc., Class A(a),(b)	10,796	709,837
WH Group Ltd.	735,000	452,661
Wilmar International Ltd.	80,000	248,722
Total		5,326,874
Household Products 0.3%
Kimberly-Clark Corp.(a),(b)	6,393	831,154
Personal Products 0.0%
Herbalife Nutrition Ltd.(a),(b),(c)	867	15,233
Tobacco 0.6%
British American Tobacco, ADR(a),(b)	20,436	786,582
Philip Morris International, Inc.	8,134	847,888
Total		1,634,470
Total Consumer Staples		14,294,366
Energy 7.8%
Energy Equipment & Services 1.0%
Halliburton Co.(a),(b)	27,365	1,127,986
ProPetro Holding Corp.(c)	46,076	458,456
Schlumberger Ltd.	20,396	1,162,164
Total		2,748,606
Oil, Gas & Consumable Fuels 6.8%
ARC Resources Ltd.	77,700	902,816
Canadian Natural Resources Ltd.	17,971	1,104,138
Cenovus Energy, Inc.	56,605	1,130,781
Chesapeake Energy Corp.(a),(b)	1,815	157,397
Chord Energy Corp.	4,610	660,751
Comstock Resources, Inc.(a),(b)	26,121	317,370

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ConocoPhillips Co.	2,632	320,762
Coterra Energy, Inc.(a),(b)	34,145	854,649
Devon Energy Corp.(a),(b)	14,824	937,470
Diamondback Energy, Inc.	2,435	355,802
Enerplus Corp.	33,293	590,769
ENI SpA	42,191	649,245
EQT Corp.(a),(b)	361	11,794
Equinor ASA	33,949	1,034,652
Exxon Mobil Corp.	19,101	2,215,907
HF Sinclair Corp.(a),(b)	16,812	956,603
Kosmos Energy Ltd.(a),(b),(c)	78,921	624,265
Marathon Petroleum Corp.(a),(b)	11,178	1,436,597
MEG Energy Corp.(c)	42,502	702,431
Peabody Energy Corp.(c)	15,050	419,745
Pioneer Natural Resources Co.	2,278	524,737
Thungela Resources Ltd.	18,491	247,404
Tourmaline Oil Corp.	18,900	880,830
Valero Energy Corp.(a),(b)	4,518	632,656
Vista Energy SAB de CV(c)	22,340	366,945
Total		18,036,516
Total Energy		20,785,122
Financials 8.8%
Banks 4.1%
Bank of America Corp.(a),(b)	34,913	1,238,713
DBS Group Holdings Ltd.	6,500	177,946
East West Bancorp, Inc.(a),(b)	12,900	1,012,908
Fifth Third Bancorp(a),(b)	21,416	777,187
Hachijuni Bank Ltd. (The)	68,400	297,086
Hana Financial Group, Inc.	5,799	230,378
HSBC Holdings PLC	147,135	1,084,142
Huntington Bancshares, Inc.(a),(b)	62,038	941,116
ING Groep NV	19,406	281,004
JPMorgan Chase & Co.(a),(b)	6,436	900,783
KeyCorp(a),(b)	38,242	733,864
NatWest Group PLC	86,306	329,263
Nordea Bank Abp	37,508	438,483
Regions Financial Corp.	13,658	321,509
Truist Financial Corp.	11,837	584,629
Common Stocks (continued)
Issuer	Shares	Value ($)
United Overseas Bank Ltd.	12,800	290,952
Wells Fargo & Co.(a),(b)	28,510	1,336,264
Total		10,976,227
Capital Markets 0.8%
Bank of New York Mellon Corp. (The)(a),(b)	9,565	483,702
Brookfield Corp.	11,200	416,670
Charles Schwab Corp. (The)	8,137	629,966
Goldman Sachs Group, Inc. (The)	1,069	391,051
S&P Global, Inc.(b)	406	152,226
UBS Group AG, Registered Shares	7,156	153,568
Total		2,227,183
Consumer Finance 0.3%
Discover Financial Services	3,142	366,766
SLM Corp.(a),(b)	15,996	281,050
Synchrony Financial(a),(b)	2,750	101,007
Total		748,823
Diversified Financial Services 1.0%
A-Mark Precious Metals, Inc.(a),(b)	8,608	331,408
Berkshire Hathaway, Inc., Class B(c)	6,451	2,009,616
ORIX Corp.	21,700	381,551
Total		2,722,575
Insurance 2.6%
Ageas SA/NV	18,458	901,156
Allstate Corp. (The)(a),(b)	4,287	550,751
American International Group, Inc.(a),(b)	2,796	176,763
Aon PLC, Class A	1,851	589,877
Chubb Ltd.	1,416	322,126
Direct Line Insurance Group PLC	83,005	182,001
Everest Re Group Ltd.	1,758	614,755
Japan Post Insurance Co., Ltd.	1,900	33,896
Lincoln National Corp.(a),(b)	27,525	975,211
MS&AD Insurance Group Holdings, Inc.	7,400	237,345
NN Group NV	4,442	192,996
RenaissanceRe Holdings Ltd.	3,350	655,561
Sampo OYJ, Class A	11,498	603,639

4	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
White Mountains Insurance Group Ltd.	136	207,803
WR Berkley Corp.	7,871	552,072
Total		6,795,952
Total Financials		23,470,760
Health Care 14.7%
Biotechnology 3.1%
AbbVie, Inc.(a),(b)	13,006	1,921,637
Amgen, Inc.(a),(b)	5,382	1,358,417
Biogen, Inc.(a),(b),(c)	2,229	648,416
Catalyst Pharmaceuticals, Inc.(a),(b),(c)	16,826	260,635
Eagle Pharmaceuticals, Inc.(a),(b),(c)	11,047	374,935
Gilead Sciences, Inc.(a),(b)	19,545	1,640,607
Grifols SA(c)	68,640	908,660
Kiniksa Pharmaceuticals(a),(b),(c)	2,168	31,349
Vanda Pharmaceuticals, Inc.(a),(b),(c)	31,286	240,277
Vertex Pharmaceuticals, Inc.(a),(b),(c)	3,073	992,886
Total		8,377,819
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	534	59,034
Becton Dickinson and Co.(a),(b)	5,642	1,423,025
Boston Scientific Corp.(c)	5,023	232,314
Envista Holdings Corp.(c)	10,424	406,432
Lantheus Holdings, Inc.(a),(b),(c)	5,428	312,110
Medtronic PLC(a),(b)	20,986	1,756,318
Stryker Corp.	5,810	1,474,636
Zimmer Biomet Holdings, Inc.	3,854	490,768
Total		6,154,637
Health Care Providers & Services 4.9%
Amedisys, Inc.(c)	898	86,801
AmerisourceBergen Corp.	484	81,776
Centene Corp.(c)	8,204	625,473
Cigna Corp.(b)	1,881	595,656
CVS Health Corp.	8,814	777,571
Elevance Health, Inc.(b)	1,429	714,486
HCA Healthcare, Inc.	1,492	380,564
Humana, Inc.	3,571	1,827,281
Korian SA	19,552	204,728
Molina Healthcare, Inc.(a),(b),(c)	1,902	593,101
Common Stocks (continued)
Issuer	Shares	Value ($)
R1 RCM, Inc.(c)	17,312	247,735
UnitedHealth Group, Inc.	13,643	6,810,449
Universal Health Services, Inc., Class B	501	74,253
Total		13,019,874
Life Sciences Tools & Services 1.4%
Avantor, Inc.(a),(b),(c)	20,633	493,129
ICON PLC(c)	1,931	445,501
IQVIA Holdings, Inc.(c)	1,651	378,756
Sartorius Stedim Biotech	3,878	1,352,756
Sotera Health Co.(c)	11,733	202,277
Syneos Health, Inc.(a),(b),(c)	5,481	196,877
Thermo Fisher Scientific, Inc.	960	547,517
Total		3,616,813
Pharmaceuticals 3.0%
Amneal Pharmaceuticals, Inc.(a),(b),(c)	106,623	234,571
AstraZeneca PLC	3,145	412,034
Bayer AG, Registered Shares	12,449	774,887
Bristol-Myers Squibb Co.(a),(b)	23,779	1,727,544
GSK PLC	68,909	1,210,389
Johnson & Johnson(b)	3,277	535,527
Ligand Pharmaceuticals, Inc.(a),(b),(c)	5,382	375,125
Merck & Co., Inc.	582	62,513
Novo Nordisk A/S, Class B	1,471	203,572
Pfizer, Inc.(a),(b)	7,014	309,738
Roche Holding AG	1,036	379,219
Sanofi	5,672	555,428
UCB SA	2,523	207,150
Viatris, Inc.(a),(b)	77,592	943,519
Total		7,931,216
Total Health Care		39,100,359
Industrials 11.7%
Aerospace & Defense 1.6%
Airbus Group SE	3,287	412,078
BWX Technologies, Inc.	8,795	535,264
Curtiss-Wright Corp.	2,278	377,692
Hexcel Corp.	6,132	432,797
Howmet Aerospace, Inc.(a),(b)	16,170	657,957
L3Harris Technologies, Inc.(a),(b)	1,599	343,497

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lockheed Martin Corp.(a),(b)	2,145	993,693
Textron, Inc.	5,403	393,608
Total		4,146,586
Building Products 0.6%
Advanced Drainage Systems, Inc.	3,712	374,318
Allegion PLC	4,141	486,774
Carlisle Companies, Inc.	1,767	443,270
Resideo Technologies, Inc.(a),(b),(c)	14,646	281,643
Total		1,586,005
Commercial Services & Supplies 0.9%
Clean Harbors, Inc.(c)	4,935	643,031
Copart, Inc.(c)	11,749	782,601
Downer EDI Ltd.	73,845	197,613
Societe BIC SA	11,729	851,593
Total		2,474,838
Construction & Engineering 0.1%
Eiffage SA	3,803	406,200
Electrical Equipment 0.8%
Acuity Brands, Inc.	1,277	240,740
AMETEK, Inc.	4,761	689,964
Eaton Corp. PLC	3,074	498,634
Hubbell, Inc.(a),(b)	403	92,251
nVent Electric PLC	12,894	512,536
Sensata Technologies Holding	4,415	224,503
Total		2,258,628
Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	204,000	1,298,246
Jardine Matheson Holdings Ltd.	24,900	1,323,574
Siemens AG, Registered Shares	3,241	506,262
Total		3,128,082
Machinery 3.2%
AGCO Corp.	2,194	303,057
Allison Transmission Holdings, Inc.	8,451	380,971
Andritz AG	6,954	415,860
Atlas Copco AB, Class B	2,510	26,475
Caterpillar, Inc.(b)	2,206	556,552
Daimler Truck Holding AG(c)	13,774	462,856
Deere & Co.	1,191	503,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Dover Corp.	2,886	438,181
Fortive Corp.	8,771	596,691
Komatsu Ltd.	20,600	506,234
Mitsubishi Heavy Industries Ltd.	18,500	725,385
Otis Worldwide Corp.	6,651	546,912
PACCAR, Inc.(a),(b)	12,604	1,377,743
Parker-Hannifin Corp.	2,230	726,980
Volvo AB	16,901	351,097
Westinghouse Air Brake Technologies Corp.(a),(b)	4,973	516,247
Total		8,434,843
Marine 0.2%
D/S Norden A/S	1,346	72,557
SITC International Holdings Co., Ltd.	216,000	471,873
Total		544,430
Professional Services 1.2%
ASGN, Inc.(c)	5,278	480,034
FTI Consulting, Inc.(a),(b),(c)	6,503	1,037,359
Leidos Holdings, Inc.	4,101	405,343
Science Applications International Corp.	8,132	843,939
TransUnion(a),(b)	5,198	372,956
Total		3,139,631
Road & Rail 0.2%
Aurizon Holdings Ltd.	13,550	35,416
Landstar System, Inc.	2,720	470,098
Total		505,514
Trading Companies & Distributors 1.7%
Ferguson PLC	3,113	443,104
Mitsubishi Corp.	39,800	1,332,741
Sumitomo Corp.	114,600	2,057,062
WESCO International, Inc.(c)	5,347	796,757
Total		4,629,664
Total Industrials		31,254,421
Information Technology 13.1%
Communications Equipment 0.5%
Cisco Systems, Inc.(b)	17,299	841,942
Juniper Networks, Inc.	15,400	497,420
Total		1,339,362

6	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.(a),(b),(c)	5,341	627,514
Flex Ltd.(a),(b),(c)	31,802	742,577
Jabil, Inc.(a),(b)	10,683	840,004
Macnica Fuji Electronics Holdings, Inc.	5,600	148,829
Total		2,358,924
IT Services 3.9%
Amdocs Ltd.	3,185	292,797
Capgemini SE	3,145	596,876
Cognizant Technology Solutions Corp., Class A(a),(b)	18,755	1,251,896
Concentrix Corp.	4,051	574,472
Fidelity National Information Services, Inc.(a),(b)	12,420	931,997
Fiserv, Inc.(c)	31,956	3,409,066
FleetCor Technologies, Inc.(c)	2,709	565,666
SS&C Technologies Holdings, Inc.	9,500	573,325
VeriSign, Inc.(a),(b),(c)	5,587	1,218,245
Western Union Co. (The)(a),(b)	69,067	978,680
Total		10,393,020
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.(c)	4,650	349,447
Applied Materials, Inc.	3,537	394,340
Broadcom, Inc.(a),(b)	1,881	1,100,404
KLA Corp.	619	242,945
Lam Research Corp.	828	414,083
Microchip Technology, Inc.	7,469	579,744
Micron Technology, Inc.	5,890	355,167
NXP Semiconductors NV	21,012	3,872,722
Qorvo, Inc.(a),(b),(c)	4,643	504,508
QUALCOMM, Inc.(a),(b)	5,144	685,232
Sumco Corp.	55,100	816,404
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,012	2,133,903
Total		11,448,899
Software 1.8%
Adobe, Inc.(a),(b),(c)	1,018	377,006
Autodesk, Inc.(a),(b),(c)	4,261	916,797
Check Point Software Technologies Ltd.(c)	4,869	619,337
Fair Isaac Corp.(c)	471	313,662
Gen Digital, Inc.(a),(b)	17,561	404,079
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.(a),(b)	2,236	554,103
Oracle Corp.(a),(b)	4,932	436,285
Salesforce, Inc.(a),(b),(c)	1,788	300,330
Zscaler, Inc.(c)	6,310	783,450
Total		4,705,049
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.(a),(b)	11,702	1,688,482
NetApp, Inc.	8,115	537,456
Seagate Technology Holdings PLC	32,031	2,171,061
Western Digital Corp.(c)	1,729	75,990
Total		4,472,989
Total Information Technology		34,718,243
Materials 5.0%
Chemicals 3.0%
Albemarle Corp.(a),(b)	406	114,269
CF Industries Holdings, Inc.(a),(b)	9,677	819,642
Corteva, Inc.(a),(b)	15,677	1,010,383
DuPont de Nemours, Inc.(a),(b)	3,059	226,213
FMC Corp.	3,958	526,928
LSB Industries, Inc.(a),(b),(c)	1,791	22,764
Mosaic Co. (The)(a),(b)	17,628	873,291
Nutrien Ltd.	15,600	1,291,334
OCI NV	28,305	963,515
Olin Corp.	8,594	555,086
Solvay SA	10,306	1,200,973
Yara International ASA	7,012	311,552
Total		7,915,950
Containers & Packaging 0.2%
Avery Dennison Corp.	2,496	472,842
WestRock Co.	3,851	151,113
Total		623,955
Metals & Mining 1.8%
Glencore PLC	265,965	1,781,138
Nippon Steel Corp.	5,500	114,481
Norsk Hydro ASA	108,167	877,002
Pilbara Minerals Ltd.(c)	41,878	142,466
Rio Tinto Ltd.	7,653	686,760

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South32 Ltd.	69,679	223,595
Steel Dynamics, Inc.(a),(b)	7,905	953,659
Total		4,779,101
Total Materials		13,319,006
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Americold Realty Trust, Inc.(a),(b)	15,952	501,052
British Land Co. PLC (The)	4,077	22,313
Dexus Property Group	120,478	698,539
Equity LifeStyle Properties, Inc.	3,276	235,151
Essex Property Trust, Inc.	1,125	254,329
Host Hotels & Resorts, Inc.(a),(b)	14,094	265,672
Klepierre(c)	6,647	168,703
Lamar Advertising Co., Class A	3,781	402,828
Medical Properties Trust, Inc.(a),(b)	40,793	528,269
Public Storage(a),(b)	2,477	753,850
Regency Centers Corp.(a),(b)	4,195	279,513
Ventas, Inc.	8,242	427,018
VICI Properties, Inc.	6,458	220,735
Total		4,757,972
Total Real Estate		4,757,972
Utilities 4.9%
Electric Utilities 3.6%
American Electric Power Co., Inc.(a),(b)	3,140	295,034
Entergy Corp.	5,114	553,744
FirstEnergy Corp.	10,711	438,616
Kansai Electric Power Co., Inc. (The)	10,400	100,018
NextEra Energy, Inc.	63,584	4,745,274
NRG Energy, Inc.(a),(b)	252	8,623
PG&E Corp.(c)	218,987	3,481,893
Total		9,623,202
Independent Power and Renewable Electricity Producers 0.7%
Clearway Energy, Inc., Class A(a),(b)	10,379	332,647
Clearway Energy, Inc., Class C(a),(b)	9,198	310,801
Vistra Corp.(a),(b)	46,654	1,075,841
Total		1,719,289
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.6%
CenterPoint Energy, Inc.	16,839	507,191
Engie SA	82,171	1,166,817
Total		1,674,008
Total Utilities		13,016,499
Total Common Stocks (Cost $200,444,158)		233,185,076

Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
U.S. Large Cap 1.4%
SPDR S&P 500 ETF Trust	9,034	3,672,140
Total Exchange-Traded Equity Funds (Cost $3,440,961)		3,672,140

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%
BMW AG	1,699	160,961
Total Consumer Discretionary		160,961
Total Preferred Stocks (Cost $124,850)		160,961

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vista Oil & Gas SAB de CV(c)	3	2
Total Energy		2
Total Warrants (Cost $1)		2

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(d),(e)	22,362,697	22,353,752
Total Money Market Funds (Cost $22,350,434)		22,353,752
Total Investments (Cost $226,360,404)		259,371,931

8	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Investments in Securities Sold Short

Common Stocks (36.4)%
Issuer	Shares	Value ($)
Communication Services (2.5)%
Diversified Telecommunication Services (0.5)%
AT&T, Inc.	(13,280)	(270,513)
Cellnex Telecom SA	(16,088)	(630,457)
Proximus SADP	(7,987)	(81,844)
Telia Co. AB	(129,780)	(335,175)
Total		(1,317,989)
Entertainment (0.6)%
Lions Gate Entertainment Corp.(c)	(29,173)	(232,509)
Madison Square Garden Entertainment Corp.(c)	(4,907)	(256,587)
Roblox Corp. Class A(c)	(8,309)	(309,178)
Roku, Inc.(c)	(10,444)	(600,530)
Warner Music Group Corp., Class A	(7,886)	(287,444)
Total		(1,686,248)
Interactive Media & Services (0.2)%
Angi, Inc.(c)	(68,561)	(199,513)
fuboTV, Inc.(c)	(100,413)	(258,061)
Total		(457,574)
Media (1.2)%
Cable One, Inc.	(184)	(145,338)
Clear Channel Outdoor Holdings, Inc.(c)	(128,978)	(246,348)
CyberAgent, Inc.	(96,800)	(905,269)
iHeartMedia, Inc., Class A(c)	(29,613)	(229,501)
Trade Desk, Inc. (The)(c)	(11,038)	(559,627)
ViacomCBS, Inc., Class B	(49,393)	(1,143,942)
Total		(3,230,025)
Total Communication Services		(6,691,836)
Consumer Discretionary (6.1)%
Auto Components (0.4)%
Adient PLC(c)	(15,224)	(685,384)
QuantumScape Corp.(c)	(58,541)	(498,184)
Total		(1,183,568)
Automobiles (0.9)%
Ferrari NV	(4,230)	(1,057,010)
Lucid Group, Inc.(c)	(45,213)	(528,540)
Rivian Automotive, Inc.(c)	(43,777)	(849,274)
Total		(2,434,824)

Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services (0.1)%
Pearson PLC	(16,550)	(188,739)
Hotels, Restaurants & Leisure (1.4)%
Accor SA(c)	(8,949)	(290,467)
Carnival Corp.(c)	(6,422)	(69,486)
Chipotle Mexican Grill, Inc.(c)	(196)	(322,691)
Choice Hotels International, Inc.	(2,693)	(330,943)
Genius Sports Ltd.(c)	(19,051)	(104,590)
Golden Entertainment, Inc., ADR(c)	(3,434)	(135,643)
Hyatt Hotels Corp., Class A(c)	(2,936)	(320,376)
Life Time Group Holdings, Inc.(c)	(19,313)	(362,891)
Membership Collective Group, Inc., Class A(c)	(33,702)	(178,621)
Portillo’s, Inc., Class A(c)	(5,127)	(115,665)
Shake Shack, Inc., Class A(c)	(1,614)	(91,804)
Texas Roadhouse, Inc.	(2,607)	(261,821)
Whitbread PLC	(4,565)	(171,928)
Wingstop, Inc.	(1,698)	(269,082)
Wynn Resorts Ltd.(c)	(5,060)	(524,418)
Yum China Holdings, Inc.	(2,670)	(164,499)
Total		(3,714,925)
Household Durables (0.5)%
La-Z-Boy, Inc.	(18,872)	(536,531)
LGI Homes, Inc.(c)	(2,553)	(290,659)
Mohawk Industries, Inc.(c)	(1,938)	(232,676)
Newell Rubbermaid, Inc.	(16,053)	(256,206)
Total		(1,316,072)
Internet & Direct Marketing Retail (0.6)%
DoorDash, Inc., Class A(c)	(14,211)	(823,101)
Etsy, Inc.(c)	(1,663)	(228,796)
Rakuten Group, Inc.	(67,800)	(345,675)
Wayfair, Inc., Class A(c)	(3,060)	(185,130)
Total		(1,582,702)
Leisure Products (0.2)%
Acushnet Holdings Corp.	(2,243)	(105,309)
Mattel, Inc.(c)	(5,699)	(116,602)
Shimano, Inc.	(1,000)	(178,335)
Total		(400,246)

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (1.9)%
CarMax, Inc.(c)	(37,602)	(2,649,061)
Dick’s Sporting Goods, Inc.	(3,497)	(457,268)
Floor & Decor Holdings, Inc., Class A(c)	(3,437)	(311,976)
Lowe’s Companies, Inc.	(1,353)	(281,762)
RH(c)	(437)	(136,340)
Signet Jewelers Ltd.	(4,840)	(371,760)
Warby Parker, Inc.(c)	(25,364)	(409,629)
Williams-Sonoma Inc	(3,020)	(407,519)
Total		(5,025,315)
Textiles, Apparel & Luxury Goods (0.1)%
Lululemon Athletica, Inc.(c)	(347)	(106,487)
Moncler SpA	(3,696)	(231,324)
Total		(337,811)
Total Consumer Discretionary		(16,184,202)
Consumer Staples (1.8)%
Beverages (0.3)%
Brown-Forman Corp., Class B	(2,748)	(182,962)
Coca-Cola Bottlers Japan Holdings, Inc.	(24,300)	(255,852)
National Beverage Corp.(c)	(6,445)	(284,869)
Total		(723,683)
Food & Staples Retailing (0.3)%
Ocado Group PLC(c)	(55,991)	(448,062)
Rite Aid Corp.(c)	(8,651)	(31,576)
Walgreens Boots Alliance, Inc.	(6,842)	(252,196)
Total		(731,834)
Food Products (0.5)%
B&G Foods, Inc.	(14,083)	(197,444)
Beyond Meat, Inc.(c)	(6,125)	(100,634)
Campbell Soup Co.	(2,780)	(144,365)
General Mills, Inc.	(3,790)	(296,984)
Hormel Foods Corp.	(3,842)	(174,081)
Kellogg Co.	(2,164)	(148,407)
McCormick & Co., Inc.	(2,625)	(197,190)
Oatly Group AB, ADR(c)	(67,059)	(163,624)
Total		(1,422,729)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products (0.5)%
Central Garden & Pet Co., Class A(c)	(10,318)	(408,902)
Kimberly-Clark Corp.	(4,456)	(579,325)
WD-40 Co.	(2,199)	(383,813)
Total		(1,372,040)
Personal Products (0.2)%
Coty, Inc., Class A(c)	(38,328)	(381,747)
Total Consumer Staples		(4,632,033)
Energy (2.5)%
Oil, Gas & Consumable Fuels (2.5)%
Cameco Corp.	(11,100)	(310,588)
Clean Energy Fuels Corp.(c)	(37,932)	(214,695)
Energy Fuels, Inc.(c)	(57,800)	(426,153)
Enviva, Inc.	(3,288)	(149,538)
EQT Corp.	(13,482)	(440,457)
Gevo, Inc.(c)	(64,861)	(137,505)
Green Plains, Inc.(c)	(12,989)	(451,628)
Hess Corp.	(1,437)	(215,780)
Neste OYJ	(9,856)	(471,139)
NexGen Energy Ltd.(c)	(94,200)	(454,522)
NextDecade Corp.(c)	(17,353)	(103,944)
Paladin Energy Ltd.(c)	(865,495)	(527,803)
Permian Resources Corp.	(19,950)	(216,857)
Targa Resources Corp.	(8,902)	(667,828)
Uranium Energy Corp.(c)	(82,239)	(331,423)
Vista Energy SAB de CV, ADR(c)	(22,340)	(355,206)
Washington H. Soul Pattinson & Co., Ltd.	(50,507)	(1,028,673)
Total		(6,503,739)
Total Energy		(6,503,739)
Financials (5.0)%
Banks (2.1)%
Bank of Hawaii Corp.	(7,380)	(564,496)
Commerce Bancshares, Inc.	(9,512)	(633,099)
Commonwealth Bank of Australia	(9,426)	(735,814)
Community Bank System, Inc.	(9,380)	(541,320)
Cullen/Frost Bankers, Inc.	(1,587)	(206,754)
CVB Financial Corp.	(4,036)	(97,752)
FinecoBank Banca Fineco SpA	(28,726)	(515,685)

10	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
First Financial Bankshares, Inc.	(14,779)	(526,428)
Glacier Bancorp, Inc.	(9,698)	(442,132)
Hang Seng Bank Ltd.	(36,400)	(606,177)
NU Holdings Ltd., Class A(c)	(29,491)	(137,133)
United Bankshares, Inc.	(12,594)	(506,279)
Westamerica Bancorporation	(3,557)	(197,627)
Total		(5,710,696)
Capital Markets (1.1)%
Ashmore Group PLC	(118,898)	(391,621)
B. Riley Financial, Inc.	(9,176)	(392,091)
Bure Equity AB	(5,744)	(144,681)
Coinbase Global, Inc., Class A(c)	(1,226)	(71,696)
Credit Suisse Group AG, Registered Shares	(151,895)	(523,260)
Deutsche Bank AG	(36,054)	(481,167)
Moody’s Corp.	(1,500)	(484,125)
T Rowe Price Group, Inc.	(3,778)	(440,024)
Total		(2,928,665)
Consumer Finance (0.9)%
Ally Financial, Inc.	(35,506)	(1,153,590)
American Express Co.	(1,838)	(321,521)
Credit Acceptance Corp.(c)	(863)	(399,258)
SoFi Technologies, Inc.(c)	(64,252)	(445,267)
Total		(2,319,636)
Insurance (0.8)%
Cincinnati Financial Corp.	(2,131)	(241,122)
Erie Indemnity Co., Class A	(721)	(176,176)
Gjensidige Forsikring ASA	(10,672)	(191,813)
Goosehead Insurance, Inc.(c)	(3,114)	(121,602)
Kinsale Capital Group, Inc.	(1,760)	(490,054)
RLI Corp.	(4,424)	(585,959)
Selective Insurance Group, Inc.	(1,229)	(116,755)
Trupanion, Inc.(c)	(2,036)	(120,165)
Total		(2,043,646)
Thrifts & Mortgage Finance (0.1)%
Rocket Cos, Inc., Class A	(22,491)	(211,640)
Total Financials		(13,214,283)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (2.4)%
Biotechnology (0.3)%
Argenx SE(c)	(644)	(245,291)
Ascendis Pharma A/S ADR(c)	(1,600)	(198,528)
Celldex Therapeutics, Inc.(c)	(2,926)	(128,920)
Idorsia Ltd.(c)	(8,363)	(140,672)
Mirati Therapeutics, Inc.(c)	(1,181)	(63,077)
Myriad Genetics, Inc.(c)	(6,710)	(132,321)
Total		(908,809)
Health Care Equipment & Supplies (0.8)%
Align Technology, Inc.(c)	(577)	(155,634)
Ambu A/S(c)	(5,306)	(73,293)
Edwards Lifesciences Corp.(c)	(15,845)	(1,215,312)
Figs, Inc.(c)	(18,778)	(168,063)
Glaukos Corp.(c)	(2,626)	(128,805)
Neogen Corp.(c)	(10,812)	(231,485)
Tandem Diabetes Care, Inc.(c)	(2,693)	(109,713)
Total		(2,082,305)
Health Care Providers & Services (0.2)%
Guardant Health, Inc.(c)	(3,565)	(112,048)
ModivCare, Inc.(c)	(1,382)	(148,233)
Oak Street Health, Inc.(c)	(5,610)	(163,027)
Total		(423,308)
Health Care Technology (0.3)%
Definitive Healthcare Corp.(c)	(12,275)	(151,964)
Doximity, Inc., Class A(c)	(5,416)	(191,022)
GoodRx Holdings, Inc., Class A(c)	(27,888)	(155,894)
Teladoc Health, Inc.(c)	(7,104)	(208,858)
Total		(707,738)
Life Sciences Tools & Services (0.6)%
Bachem Holding AG	(10,831)	(957,827)
Oxford Nanopore Technologies PLC(c)	(28,494)	(83,247)
Thermo Fisher Scientific, Inc.	(950)	(541,813)
West Pharmaceutical Services	(413)	(109,693)
Total		(1,692,580)

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals (0.2)%
Cassava Sciences, Inc.(c)	(3,131)	(87,668)
Intra-Cellular Therapies, Inc.(c)	(2,999)	(143,712)
Nippon Shinyaku Co., Ltd.	(2,700)	(138,959)
Ventyx Biosciences, Inc.(c)	(2,884)	(121,128)
Zoetis, Inc.	(823)	(136,198)
Total		(627,665)
Total Health Care		(6,442,405)
Industrials (7.0)%
Aerospace & Defense (1.0)%
AeroVironment, Inc.(c)	(4,797)	(426,789)
Kratos Defense & Security Solutions, Inc.(c)	(33,818)	(387,216)
Mercury Systems, Inc.(c)	(5,982)	(299,011)
Rolls-Royce Holdings PLC(c)	(1,010,567)	(1,322,160)
Virgin Galactic Holdings, Inc.(c)	(59,535)	(328,633)
Total		(2,763,809)
Air Freight & Logistics (0.4)%
C.H. Robinson Worldwide, Inc.	(7,104)	(711,608)
InPost SA(c)	(46,493)	(448,989)
Total		(1,160,597)
Airlines (0.2)%
American Airlines Group, Inc.(c)	(31,112)	(502,148)
Building Products (0.7)%
AZEK Co., Inc. (The)(c)	(21,060)	(508,178)
Hayward Holdings, Inc.(c)	(33,854)	(456,691)
Masco Corp.	(15,637)	(831,888)
Total		(1,796,757)
Commercial Services & Supplies (0.1)%
Healthcare Services Group, Inc.	(10,536)	(141,920)
Construction & Engineering (0.3)%
Ameresco, Inc., Class A(c)	(12,443)	(802,200)
Electrical Equipment (0.8)%
Array Technologies, Inc.(c)	(23,219)	(516,158)
Ballard Power Systems, Inc.(c)	(34,500)	(225,843)
Ceres Power Holdings PLC(c)	(16,419)	(96,652)
Eaton Corp. PLC	(1,522)	(246,883)
ITM Power PLC(c)	(101,462)	(127,166)

Common Stocks (continued)
Issuer	Shares	Value ($)
Plug Power, Inc.(c)	(16,847)	(286,736)
PowerCell Sweden AB(c)	(17,026)	(228,287)
Vertiv Holdings Co.	(31,185)	(443,451)
Total		(2,171,176)
Industrial Conglomerates (0.2)%
General Electric Co.	(5,486)	(441,513)
Lifco AB, Class B	(7,767)	(142,683)
Total		(584,196)
Machinery (1.5)%
Husqvarna AB	(55,581)	(472,877)
Hyliion Holdings Corp.(c)	(24,254)	(86,829)
Kennametal, Inc.	(15,279)	(435,452)
Makita Corp.	(33,000)	(879,016)
McPhy Energy SA(c)	(7,874)	(119,845)
Nabtesco Corp.	(13,200)	(386,476)
Oshkosh Corp.	(4,380)	(441,416)
Parker-Hannifin Corp.	(779)	(253,954)
Pentair PLC	(7,212)	(399,401)
Proto Labs, Inc.(c)	(7,048)	(215,669)
VAT Group AG	(1,042)	(324,379)
Total		(4,015,314)
Road & Rail (1.0)%
Old Dominion Freight Line, Inc.	(3,976)	(1,324,962)
RXO, Inc.(c)	(8,265)	(151,415)
Saia, Inc.(c)	(1,035)	(282,327)
U-Haul Holding Co.	(7,796)	(481,715)
U-Haul Holding Co.	(5,012)	(335,954)
Total		(2,576,373)
Trading Companies & Distributors (0.8)%
Fastenal Co.	(28,338)	(1,432,486)
MonotaRO Co., Ltd.	(1,100)	(16,663)
Triton International Ltd.	(4,758)	(336,105)
Watsco, Inc.	(1,337)	(384,214)
Total		(2,169,468)
Total Industrials		(18,683,958)

12	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (5.5)%
Electronic Equipment, Instruments & Components (0.5)%
Itron, Inc.(c)	(4,589)	(263,730)
Napco Security Technologies, Inc.(c)	(11,072)	(320,756)
Novanta, Inc.(c)	(1,986)	(320,679)
Taiyo Yuden Co., Ltd.	(9,800)	(332,862)
Total		(1,238,027)
IT Services (1.0)%
Affirm Holdings, Inc.(c)	(46,600)	(754,454)
Cloudflare, Inc., Class A(c)	(13,543)	(716,560)
Shopify, Inc., Class A(c)	(6,200)	(305,538)
Toast, Inc. Class A(c)	(37,298)	(832,119)
Total		(2,608,671)
Semiconductors & Semiconductor Equipment (1.9)%
Applied Materials, Inc.	(20,730)	(2,311,188)
Entegris, Inc.	(4,622)	(373,042)
GCL Technology Holdings Ltd.(c)	(1,111,000)	(307,668)
Intel Corp.	(24,225)	(684,598)
Melexis NV	(2,967)	(316,058)
STMicroelectronics NV	(17,809)	(838,596)
Wolfspeed, Inc.(c)	(3,657)	(281,626)
Total		(5,112,776)
Software (1.5)%
Appfolio, Inc., Class A(c)	(2,618)	(294,080)
BlackBerry Ltd.(c)	(53,591)	(227,762)
Blackline, Inc.(c)	(5,328)	(382,550)
BrainChip Holdings Ltd.(c)	(575,449)	(260,215)
Ceridian HCM Holding, Inc.(c)	(2,486)	(179,688)
Guidewire Software, Inc.(c)	(4,654)	(340,859)
Jamf Holding Corp.(c)	(19,500)	(387,465)
Palantir Technologies, Inc., Class A(c)	(108,076)	(840,831)
Paycom Software, Inc.(c)	(375)	(121,477)
Procore Technologies, Inc.(c)	(6,708)	(375,313)
Unity Software, Inc.(c)	(12,040)	(427,661)
Wisetech Global Ltd.	(6,454)	(279,843)
Total		(4,117,744)

Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals (0.6)%
Apple, Inc.	(6,826)	(984,924)
Hewlett Packard Enterprise Co.	(21,585)	(348,166)
HP, Inc.	(4,974)	(144,942)
IonQ, Inc.(c)	(34,803)	(154,525)
Total		(1,632,557)
Total Information Technology		(14,709,775)
Materials (2.2)%
Chemicals (0.4)%
EMS-Chemie Holding AG, Registered Shares	(460)	(342,921)
Huntsman Corp.	(16,310)	(516,864)
Mitsui Chemicals, Inc.	(11,400)	(268,339)
Total		(1,128,124)
Construction Materials (0.4)%
Cemex SAB de CV, ADR(c)	(93,475)	(499,157)
Siam Cement PCL (The), NVDR	(38,900)	(396,909)
Total		(896,066)
Containers & Packaging (0.3)%
AptarGroup, Inc.	(3,648)	(421,855)
Ball Corp.	(5,767)	(335,870)
Total		(757,725)
Metals & Mining (1.0)%
Alcoa Corp.	(14,395)	(751,995)
Antofagasta PLC	(18,159)	(390,175)
Chalice Mining Ltd.(c)	(17,668)	(81,451)
De Grey Mining Ltd.(c)	(504,116)	(534,209)
ioneer Ltd.(c)	(578,353)	(177,977)
Kumba Iron Ore Ltd.	(8,297)	(254,054)
Southern Copper Corp.	(6,715)	(505,035)
Total		(2,694,896)
Paper & Forest Products (0.1)%
Nippon Paper Industries Co., Ltd.	(43,700)	(325,349)
Total Materials		(5,802,160)

Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (1.3)%
Equity Real Estate Investment Trusts (REITS) (1.1)%
Alexandria Real Estate Equities, Inc.	(1,385)	(222,625)
Boston Properties, Inc.	(2,782)	(207,370)
Extra Space Storage, Inc.	(1,207)	(190,501)
Healthcare Realty Trust, Inc.	(42,602)	(917,221)
Host Hotels & Resorts, Inc.	(11,669)	(219,961)
Macerich Co. (The)	(10,981)	(150,879)
Nomura Real Estate Master Fund, Inc.	(172)	(201,148)
Rexford Industrial Realty, Inc.	(3,255)	(206,595)
SL Green Realty Corp.	(8,737)	(359,527)
Unibail-Rodamco-Westfield(c)	(3,125)	(202,235)
Total		(2,878,062)
Real Estate Management & Development (0.2)%
Howard Hughes Corp. (The)(c)	(3,792)	(324,178)
IWG PLC(c)	(66,497)	(152,556)
WeWork, Inc., Class A(c)	(122,227)	(194,341)
Total		(671,075)
Total Real Estate		(3,549,137)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.1)%
Electric Utilities (0.1)%
Avangrid, Inc.	(8,748)	(368,903)
Total Utilities		(368,903)
Total Common Stocks (Proceeds $97,761,441)		(96,782,431)

Exchange-Traded Equity Funds (1.4)%
	Shares	Value ($)
International Large Cap (1.4)%
Invesco QQQ Trust	(12,262)	(3,612,631)
Total Exchange-Traded Equity Funds (Proceeds $3,376,815)		(3,612,631)
Total Investments in Securities Sold Short (Proceeds $101,138,256)		(100,395,062)
Total Investments in Securities, Net of Securities Sold Short		158,976,869
Other Assets & Liabilities, Net		106,865,836
Net Assets		265,842,705

At January 31, 2023, securities and/or cash totaling $178,749,872 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
DuPont de Nemours, Inc.	JPMorgan	USD	(177,480)	(24)	62.50	2/17/2023	(24,045)	(28,080)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Samsung Electronics Co., Ltd.	SOFR plus 0.800%	Monthly	Macquarie	09/19/2023	USD	196,522	2,271	415	—	—	2,686	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.300%
14	Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Non-income producing investment.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	42,562,256	278,647,303	(298,855,772)	(35)	22,353,752	(5,082)	764,466	22,362,697
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | Third Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT284_04_N01_(03/23)